Distributed Operations (Tables)	12 Months Ended
Dec. 31, 2025
Distributed Operations [abstract]
Summary of carrying values of assets and liabilities

As at October 3, 2023, the carrying value of Lithium Americas (NewCo) which was distributed comprised the following assets and liabilities:

$
Assets
Cash and cash equivalents	275,499
Receivables, prepaids and deposits	16,877
Property, plant and equipment	131,182
Exploration and evaluation assets	770
Investment in Green Technology Metals	3,590
Investment in Ascend Elements	8,582
Assets distributed upon separation	436,500

Liabilities
Accounts payable and accrued liabilities	(17,157)
Current portion of long-term liabilities	(808)
GM transaction derivative liability	(370)
Decommissioning provision	(601)
Other liabilities	(4,617)
Liabilities distributed upon separation	(23,553)

Net assets distributed upon separation	412,947

Summary of Results and Cash Flows

The results and cash flows of Lithium Americas (NewCo) presented as discontinued operations are as follows:

	Years Ended December 31,
	2025	2024	2023
	$	$	$
EXPENSES
Exploration and evaluation expenditures	-	-	(5,779)
General and administrative	-	-	(8,073)
Equity compensation	-	-	(5,309)
	-	-	(19,161)
OTHER ITEMS
Transaction costs	-	-	(10,095)
Gain on financial instruments measured at fair value	-	-	32,545
Finance costs	-	-	(43)
Other loss	-	-	(10)
Gain on distribution of assets upon separation			1,267,552
	-	-	1,289,949

INCOME FROM DISCONTINUED OPERATIONS	-	-	1,270,788

	Years Ended December 31,
	2025	2024	2023
	$	$	$
Cash used in operating activities of discontinued operations	-	-	(30,679)
Cash used in investing activities of discontinued operations	-	-	(116,804)
Cash provided by financing activities of discontinued operations	-	-	302,755